Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Contingencies And Commitments [Line Items]
Commitments expiration period	3 months
Undisbursed funds	$ 5,200,000	$ 4,800,000
Loan Origination Commitments [Member]
Contingencies And Commitments [Line Items]
Outstanding commitments originate loans	2,200,000	8,900,000
Loan Purchase Commitments [Member]
Contingencies And Commitments [Line Items]
Outstanding commitments to purchase loans	8,200,000	9,000,000
Fixed Rate One-to Four Family Mortgage Loans [Member] | Loan Origination Commitments [Member]
Contingencies And Commitments [Line Items]
Outstanding commitments originate loans - Fixed rate	1,400,000
Mortgage loans minimum interest rate	3.75%
Mortgage loans maximum interest rate	4.75%
Fixed Rate One-to Four Family Mortgage Loans [Member] | Loan Purchase Commitments [Member]
Contingencies And Commitments [Line Items]
Mortgage loans minimum interest rate	3.25%
Mortgage loans maximum interest rate	4.25%
Outstanding commitments to purchase loans	2,800,000
Adjustable Rate One-to Four Family Mortgage Loans [Member] | Loan Origination Commitments [Member]
Contingencies And Commitments [Line Items]
Outstanding commitments originate loans - Variable rate	771,000
Adjustable Rate One-to Four Family Mortgage Loans [Member] | Variable Rate [Member] | Loan Purchase Commitments [Member]
Contingencies And Commitments [Line Items]
Mortgage loans minimum interest rate	3.25%
Mortgage loans maximum interest rate	3.50%
Outstanding commitments to purchase loans	5,400,000
Adjustable Rate One-to Four Family Mortgage Loans [Member] | Minimum [Member] | Loan Origination Commitments [Member]
Contingencies And Commitments [Line Items]
Mortgage loans interest rate	3.50%
Adjustable Rate One-to Four Family Mortgage Loans [Member] | Maximum [Member] | Loan Origination Commitments [Member]
Contingencies And Commitments [Line Items]
Mortgage loans interest rate	3.75%
Multi-Family Real Estate Loans [Member]
Contingencies And Commitments [Line Items]
Commitments expiration period	3 months
Outstanding commitments to purchase loans	3,400,000	9,400,000
Multi-Family Real Estate Loans [Member] | Minimum [Member]
Contingencies And Commitments [Line Items]
Adjustable rate loan, interest rate	4.00%
Multi-Family Real Estate Loans [Member] | Maximum [Member]
Contingencies And Commitments [Line Items]
Adjustable rate loan, interest rate	4.75%
Commercial Real Estate Loans [Member]
Contingencies And Commitments [Line Items]
Outstanding commitments originate loans - Variable rate	$ 7,300,000
Commitments expiration period	3 months
Commercial Real Estate Loans [Member] | Minimum [Member]
Contingencies And Commitments [Line Items]
Adjustable rate loan, interest rate	4.25%
Commercial Real Estate Loans [Member] | Maximum [Member]
Contingencies And Commitments [Line Items]
Adjustable rate loan, interest rate	4.75%